Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Summarizes Activity of Stock Options

The following table summarizes the activity of stock options during the nine months ended December 31, 2012:

	Number of Shares	Weighted-Average Exercise Price

Balance, March 31, 2012	1,759,367	$9.56
Granted	2,562	36.30
Cancelled	(15,606)	16.62
Exercised	(610,791)	6.38

Balance, December 31, 2012	1,135,532	$11.24

Activity of stock options under our 2004 Plan, non-plan option awards and Omnibus Incentive Plan is set forth below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
				(in thousands)
Balance, March 31, 2010	1,488,545	$6.69
Exercised	(3,717)	7.00
Cancelled	(48,959)	7.41

Balance, March 31, 2011	1,435,869	$6.66
Reserved	—	—
Repurchased	(50,272)	4.98
Granted	428,883	18.36
Cancelled	(33,777)	7.95
Exercised	(21,336)	5.09

Balance, March 31, 2012	1,759,367	$9.56

Vested and expected to vest—March 31, 2012	1,583,019	$8.57	4.4	$41,579

Exercisable—March 31, 2012	1,302,603	$6.68	3.4	$36,680

Summary of Stock Options Outstanding

The following table summarizes information about stock options outstanding at March 31, 2012:

	Options Outstanding
Exercise Price	Stock Options Outstanding	Weighted- Average Remaining Contractual Life (in Years)	Options Exercisable
$3.70—3.70	117,896	0.6	117,896
4.93—5.20	357,218	2.2	357,218
6.62—6.62	327,995	4.3	327,995
7.30—7.95	98,534	2.5	98,534
8.55—8.75	137,577	4.8	131,631
8.88—8.88	291,264	4.8	269,329
16.94—17.55	167,319	9.2	—
19.00—19.00	261,564	10.0	—

	1,759,367	5.0	1,302,603

Assumptions Used to Determine the Fair Value of Stock Options Using the Black-Scholes Option Pricing Model

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. The valuation model for stock compensation expense requires the Company to make assumptions and judgments about the variables used in the calculation including the expected term (weighted-average period of time that the options granted are expected to be outstanding); volatility of the Company’s common stock, an assumed-risk-free interest rate and the estimated forfeitures of unvested stock options.

	Fiscal Year Ended March 31,
	2012	2011	2010
Expected term (in years)	5.2 - 6.9	N/A	6.9
Expected volatility	41% - 42%	N/A	42%
Risk-free interest rate	1.1% - 3.1%	N/A	4.6%
Expected dividend rate	0%	N/A	0%

Summarizes Activity of Unvested Restricted Stock Units and Performance Share Units

The following table summarizes the activity of unvested restricted stock units and performance share units during the nine months ended December 31, 2012:

Shares-Based Awards	Shares	Weighted- Average Grant Date Fair Value

Unvested at March 31, 2012	65,899	$19.00
Granted	7,220	44.07
Vested	—	—
Performance Shares Adjustment	—	—
Forfeited	(3,568)	19.00

Unvested at December 31, 2012	69,551	$21.60

The following table summarizes the activity of unvested restricted stock units and performance share units during fiscal 2012:

Shares-Based Awards	Shares	Weighted- Average Grant Date Fair Value
Unvested at March 31, 2011	—	$—
Granted	65,899	19.00
Vested	—	—
Performance Shares Adjustment	—	—
Forfeited	—	—

Unvested at March 31, 2012	65,899	$19.00